Leases (Details) - Schedule of Operating Lease Right -of-Use Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Operating Lease Right -of-Use Assets [Abstract]
Right-of-use assets	$ 82	$ 129
Lease liabilities, current	74	95
Lease liabilities, non-current	8	34
Total operating lease liabilities	$ 82	$ 129